Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,454,325)	$ (3,954,104)	$ (6,751,572)	$ (9,962,968)
Accumulated deficit	(92,372,511)		(92,372,511)		$ (85,620,939)
Working capital deficiency	$ (4,807,897)		$ (4,807,897)		$ (3,408,814)